Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Table Text Block]
Items measured at fair value on a non-recurring basis

					2012
					$

During 2012, long-lived assets held and used in South Africa, with a carrying amount of $74 million were written down to fair value of $32 million, resulting in a loss, which is included in earnings for the period, of:					42

The following estimates and assumptions were used by management to estimate fair value using the income approach:
—	the gold price assumption represented management’s best estimate of the future price of gold. In arriving at the estimated long-term gold price, management considered all available market information including current prices, historical averages, and forward pricing curves. The long-term gold price of $1,584 per ounce is based on a range of economic and market conditions expected to exist over the remaining useful life of the asset;

—	proven and probable ore reserves as well as value beyond proven and probable reserves estimates. For these purposes proven and probable ore reserves of approximately 0.4 million ounces as at December 31, 2012 were determined;

—	the real pre-tax discount rate of 13 percent is commensurate with the risks involved which is consistent with the basis used in 2011. The risk factors considered were country risk which was based on the Company’s internal assessment of country risk relative to the issues experienced in South Africa;

—	foreign currency cash flows were translated at estimated forward exchange rates and then discounted using appropriate discount rates for that currency; and

—	cash flows used in fair value valuations were based on the life of mine plan.

During 2012, the Company fully impaired and wrote-off certain assets mainly in South Africa and Continental Africa. This resulted in a loss, which is included in earnings for the period, of:					325

See “Note 5 - Costs and expenses: Impairment of assets” for additional information.

In 2012, the Company fully impaired its equity method investments in Margaret Water Company and Société d’Exploitation des Mines d'Or de Yatela S.A. In addition, the Company fully impaired the loan granted to Thani Ashanti Alliance Limited. See Note 15. This resulted in a loss, which is included in equity income in associates, of:					45

The above items are summarized as follows:

	Fair value	Level 1	Level 2	Level 3	Total gain/(loss)
Description	$	$	$	$	$
Long-lived assets held and used	32		32		(42)
Long-lived assets abandoned	-				(325)
Associates and equity accounted joint ventures	-				(45)
	32	-	32	-	(412)

Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	892			892
Marketable and non-marketable equity securities	69	2		71
Mandatory convertible bonds	(588)			(588)
Embedded derivatives		(1)		(1)
Option component of convertible bonds		(9)		(9)

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Table Text Block]
The following inputs were used in the valuation of the conversion features of convertible bonds as at December 31:

2012

Market quoted bond price (percent)	103.9
Fair value of bond excluding conversion feature (percent)	102.6
Fair value of conversion feature (percent)	1.3
Total issued bond value ($ million)	732.5

The option component of the convertible bonds is calculated as the difference between the price of the bonds including the option component (bond price) and the price excluding the option component (bond floor price).

An independent service provider pricing formation was used in the valuation of the option component of convertible bonds. The Company has internal controls in place to evaluate the observable market information used in calculating the bond floor price by the pricing service. In recalculating the bond floor price the Company evaluated that the pricing information obtained was accurate and complete. No adjustments were made to prices obtained from the independent pricing service.